Short-Term Borrowings - Schedule of Short-term Debt (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-term Debt [Line Items]
Short-term borrowings	¥ 1,606,253	$ 220,056	¥ 3,300,214
Short-term bank loans [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	140,000	19,180	230,000
Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	636,253	87,166	2,099,273
Short-term borrowings	5,647,700	773,700	7,499,800
Notes payable [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	¥ 830,000	$ 113,710	¥ 970,941